Label	Element	Value
Schwab Target 2070 Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Target 2070 Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new and therefore does not have a historical portfolio turnover rate.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The fund seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab mutual funds. The fund may also invest in affiliated Schwab ETFs and unaffiliated third party mutual funds and ETFs (referred to herein as unaffiliated funds and, together with Schwab mutual funds and Schwab ETFs, the underlying funds). The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the year 2070 and plans to withdraw the value of the investor’s account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund’s target asset allocation for 20 years beyond the target date.
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation at inception is anticipated to be approximately 97% equity securities, 2.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 68.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds).
In addition to the strategic annual adjustment of the fund’s target asset allocation, the adviser may adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations, including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds’
performance in various market conditions. Accordingly, the fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more “style classes.” For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes’ performance in various market conditions. Accordingly, the fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
Because the fund is new, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index. For current performance information, once available, please see www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Schwab Target 2070 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2070 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset Allocation Risk — The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2070 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Conflicts of Interest Risk — The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2070 Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk — Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2070 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Exchange-Traded Fund (ETF) Risk — When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2070 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Direct Investment Risk — The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2070 Fund | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New Fund Risk — The fund is a new fund and has only recently commenced operations and therefore has limited operating history on which investors can base their investment decision. Additionally, due to the fund’s small asset base, certain of the fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. There can be no assurance that the fund will grow to or maintain an economically viable size, in which case the fund may cease operations. In such an event, your interest in the fund may be liquidated at an inopportune time.

Schwab Target 2070 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Investment Risk — Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2070 Fund | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Risk — The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2070 Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk — Certain underlying funds are actively managed funds. Any actively managed fund is subject to the risk that its adviser will select investments or allocate assets that could cause the fund to underperform or otherwise not meet its investment objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2070 Fund | Fixed-Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Income Risk — Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2070 Fund | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2070 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Capitalization Risk — Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2070 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk — The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2070 Fund | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Risk — When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2070 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk — An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2070 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk — Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2070 Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk — An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2070 Fund | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk — Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2070 Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk — An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2070 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk — Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2070 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk — An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2070 Fund | Schwab Target 2070 Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	1.03%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.58%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(1.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.58%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 186

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	AFFE are an estimate based on the expenses the fund expects to incur for its first full fiscal year and reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.